Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:
Net profit for the year

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$61,501,545	$35,457,908	$32,378,936	$987,464
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(1,811,449)	(494,272)	(747,333)	(22,791)

Earnings used in the computation of diluted earnings per share	$59,690,096	$34,963,636	$31,631,603	$964,673

Weighted average number of ordinary shares outstanding (in thousand shares)

	For the Year Ended December 31
	2022	2023	2024

Weighted average number of ordinary shares in the computation of basic earnings per share	4,274,687	4,295,871	4,318,991
Effect of potentially dilutive ordinary shares
Employee share options	40,351	42,045	70,534
Employees’ compensation	1,940	924	623
Employee restricted stock awards	6,445	8,830	1,865

Weighted average number of ordinary shares in the computation of diluted earnings per share	4,323,423	4,347,670	4,392,013